Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables And Accrued Expenses Disclosure [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2021	2020

Government authorities	$3,221	$902
Warranty provision	3,640	1,419
Provision for returns	2,178	1,759
Professional services	1,411	774
Accrued expenses	6,838	6,759

	$17,288	$11,613